UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [ ]  is a restatement.
                                     [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        SC-BVI Partners
             --------------------
Address:     747 Third Avenue
             --------------------
             27th Floor
             --------------------
             New York, NY  10017
             --------------------

Form 13F File Number:  028-10394

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Neil H. Koffler
             ----------------------------------
Title:       Vice President of Managing Partner
             ----------------------------------
Phone:       (212)888-9100
             ----------------------------------

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler          New York, NY            May 15, 2006
---------------------      -----------------        --------------
    [Signature]              [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   0
                                             ----------

Form 13F Information Table Entry Total:             98
                                             ----------

Form 13F Information Table Value Total:      $  53,735
                                             ----------
                                            (thousands)


List of Other Included Managers:

                                 NONE

                                 SC-BVI Partners
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2006

                                                                                                  ITEM 5:
                                        ITEM 2:                       ITEM 3:      ITEM 4:       Shares or
      ITEM 1:                          Title of                       Cusip         Fair         Principal
   Name of Issuer                       Class                         Number     Market Value      Amount
-------------------------------------------------------------------------------------------------------------------
Abitibi Consolidated Inc                Common                       003924107      174,300      42,000 SH
Alberta Clipper Energy Inc              Common                       01285R104       30,666      10,540 SH
Aldabra Acquisition Corp                Common                       01407F103      258,258      46,200 SH
Andiana Minerals Inc                    Common                       034219105        2,451       2,310 SH
Anworth Mortgage Asset Corp             Common                       037347101      457,138      58,160 SH
Arizona Star Resources Corp             Common                       04059G106    2,187,087     248,380 SH
Atlantic Express Tran Corp.             Common                       04853E117      283,637       2,940 Warrant
Austral Pacific Energy Ltd.             Common                       052526100       76,168      43,000 SH
Austral Pacific Energy Ltd.             Common                       052526100          102      21,500 Warrant
Bel Fuse Inc.                           Common - Class A             077347201      645,269      22,890 SH
Berkeley Tech Inc.                      Sponsored ADR                08437M107      188,825     222,147 SH
C1 Energy Ltd                           Common                       12617Y105    1,322,429     735,900 SH
Cadus Pharmaceutical Corp               Common                       127639102      476,369     290,469 SH
Candax Energy Inc                       Common                       13740F104       59,607      65,100 SH
Canyon Resources Corp.                  Common                       138869300      161,182     191,100 SH
Canyon Resources Corp.                  Common                       138869300            0       58,333 Warrant
Centrex Inc.                            Common                       15640E103            7         525 SH
CGX Energy Inc                          Common                       125405100       49,098     140,280 SH
Chaus Bernard                           Common                       162510200      292,236     298,200 SH
Chief Consolidated Mining Co.           Common                       168628105       23,518     235,180 SH
Cinch Energy                            Common                       17185X108    1,272,292     630,000 SH
Claude Resources Inc                    Common                       182873109    1,070,511   1,051,260 SH
Coalcorp Mining Inc                     Common                       190135103      210,252     420,000 SH
Coalcorp Mining Inc                     Common                       190135103       27,005     210,000 Warrant
Comsys IT Partners Inc.                 Common                       20581E104      418,359      38,417 SH
Concord Camera Corp                     Common                       206156101      349,650     315,000 SH
Courtside Acquistion                    Common                       22274N102      905,520     168,000 SH
Crystallex International Corp.          Common                       22942F101    1,726,200     420,000 SH
Cypress Semiconductor                   Common                       232806109       93,700       5,528 SH
Defiant Resources Corp                  Common                       24477C107    1,014,027     315,998 SH
Del Glbl Technologies Corp.             Common                       245073101      197,160      49,788 SH
Dual Exploration                        Common                       263565103       99,735      52,500 SH
Dundee Precious Metals Inc              Common                       265269209    1,584,973     147,000 SH
Dynatec Corp                            Common                       267934107      281,158     225,042 SH
ECC Capital Corp                        Common                       26826M108      131,450      86,480 SH
ECHO Healthcare Acquisition             Unit                         27876C206      242,550      29,400 SH
Empire Energy Corp.                     Common                       291648103        1,831      11,445 SH
Endocare Inc.                           Common                       26264P104    2,345,509     681,834 SH
ESG Re Ltd.                             Common                       000G312151     252,288     720,822 SH
European Goldfields Ltd                 Common                       298774100    1,703,038     491,400 SH
FNX Mining                              Common                       30253R101      238,285      21,420 SH
Fortress America Acq                    Common                       34957J100      951,661     171,780 SH
Gabriel Resources                       Common                       361970106      605,596     283,080 SH
General Motors Corp.                    Common                       370442105      446,670      21,000 SH
Graftech Int'l                          Common                       384313102      448,350      73,500 SH
Grand Banks Energy Corp                 Common                       38522T105          425         252 SH
Heico Corp                              Common - Class A             422806208    2,597,252      95,382 SH
Highview Resources Ltd                  Common                       43123G106       69,751     583,720 SH
Highview Resources Ltd                  Common                       43123G106        1,514     201,560 Warrant
India Globalization Capital             Unit                         45408x209      970,200     147,000 SH
Industrias Bachoco                      Sponsored ADR                456463108    1,005,118      57,666 SH
Israel Tech Acq.                        Common                       46514P106       74,712      14,070 SH
Juina Mining Corp                       Common                       48131Q202        3,150     210,000 SH
Juniper Partners Acq                    Common                       48203X200      235,009      45,990 SH
Juniper Partners Acq - W warrant        Class W Warrant              48203X119       12,417      22,995 Warrant
Juniper Partners Acq - Z warrant        Class Z Warrant              48203X127       13,107      22,995 Warrant
KBL Healthcare Acquisition              Common                       48241R108      340,830      63,000 SH
Kick Energy                             Common                       49374P109      593,422     110,250 SH
Kimber Resources Inc                    Common                       49435N101      343,059     115,508 SH
Liberty Homes Inc.                      Common - Class A             530582204      110,880      18,480 SH
Liberty Homes Inc.                      Common - Class B             530582303       46,200       8,400 SH

Limoneira Co                            Common                       532746104      148,680         630 SH
Lionore Mining Intl                     Common                       535913107      186,890      42,000 SH
Loon Energy Inc                         Common                       543921100      616,122     960,000 SH
M & F Worldwide Corp                    Common                       552541104    2,228,108     156,030 SH
MAIR Holding Inc                        Common                       560635104    1,406,991     300,639 SH
McRae Industries                        Common                       582757209       97,335       8,652 SH
MDU Communication Int'l Inc             Common                       582828109           34       8,400 Warrant
MDU Communication Int'l Inc             Common                       582828109    1,417,370   1,171,380 SH
Mediterranean Minerals Corp             Common                       58501P106        3,876      15,099 SH
Metallica Resources Inc                 Common                       59125J104      293,081      89,424 SH
Molex Inc                               Common - Class A             608554200    1,120,920      37,716 SH
Mutual Risk Mgmt Ltd.                   Common                       628351108       32,000   1,279,992 SH
Next Inc.                               Common                       65336T104       61,362     102,270 SH
Oakmont Acquisition Corp                Common                       68831P106      690,480     126,000 SH
Oakwood Homes                           Common                       674098207          430      21,504 SH
Open Range Energy Corp                  Common                       68372J105        3,115         800 SH
Pacific Northwest Capital               Common                       694916107       42,822     142,975 SH
Petrofalcon Corp                        Common                       716474101    1,566,493   1,005,826 SH
Phoenix India Acquisition Co            Unit                         71907x201      249,249      30,030 SH
Scpie Holding Inc                       Common                       78402P104    3,871,098     158,004 SH
Silk Road Resources                     Common                       827101106       79,480      68,800 SH
Simon Worldwide Inc.                    Common                       828815100       75,600     126,000 SH
St. Andrews Goldfields Ltd.             Common                       787188408           17     537,500 Warrant
Starrett Co                             Common - Class A             855668109      169,528      11,880 SH
Streettracks Gold Trust                 Common                       863307104    1,708,140      29,400 SH
Sunridge Gold Corp                      Common                       86769Q102      141,519      64,350 SH
TAC Acquisition Corp                    Common                       873392104    1,864,800     336,000 SH
Tag Oil Ltd                             Common                       87377N101       71,532     129,000 SH
Tahera Ltd.                             Common                       873787105       19,458      55,470 Warrant
Tengasco Inc                            Common                       88033R205    3,039,143   2,575,545 SH
Terra Nova Acquisition Corp             Common                       88101E102      166,950      31,500 SH
Terra Nova Gold Corp                    Common                       88100T100        1,887      17,640 SH
Transworld Corp                         Common                       89336R207      660,173     252,940 SH
Truestar Petroleum Corp                 Common                       897867107       48,002     183,918 SH
Tusk Energy Corp                        Common                       900891102    1,056,649     315,000 SH
Verenex Energy                          Common                       923401103      150,950      42,000 SH
West Energy Ltd                         Common                       952696102      721,205     150,500 SH
                                                                                 53,734,648

                             ** TABLE CONTINUED **

                                 SC-BVI Partners
                                    FORM 13F
                        FOR QUARTER ENDED March 31, 2006


                                                        ITEM 6:                                         ITEM 8:
                                                 INVESTMENT DISCRETION                          VOTING AUTHORITY SHARES
                                                 (b)  Shares                      ITEM 7:
      ITEM 1:                                         as Defined   (c) Shared   Managers
   Name of Issuer                       (a) Sole      in Instr. V      Other    See Instr. V (a) Sole  (b) Shared  (c) None
-----------------------------------------------------------------------------------------------------------------------------
Abitibi Consolidated Inc                  42,000        --               --         --          42,000     --         --
Alberta Clipper Energy Inc                10,540        --               --         --          10,540     --         --
Aldabra Acquisition Corp                  46,200        --               --         --          46,200     --         --
Andiana Minerals Inc                       2,310        --               --         --           2,310     --         --
Anworth Mortgage Asset Corp               58,160        --               --         --          58,160     --         --
Arizona Star Resources Corp              248,380        --               --         --         248,380     --         --
Atlantic Express Tran Corp.                2,940        --               --         --           2,940     --         --
Austral Pacific Energy Ltd.               43,000        --               --         --          43,000     --         --
Austral Pacific Energy Ltd.               21,500        --               --         --          21,500     --         --
Bel Fuse Inc.                             22,890        --               --         --          22,890     --         --
Berkeley Tech Inc.                       222,147        --               --         --         222,147     --         --
C1 Energy Ltd                            735,900        --               --         --         735,900     --         --
Cadus Pharmaceutical Corp                290,469        --               --         --         290,469     --         --
Candax Energy Inc                         65,100        --               --         --          65,100     --         --
Canyon Resources Corp.                   191,100        --               --         --         191,100     --         --
Canyon Resources Corp.                    58,333        --               --         --          58,333     --         --
Centrex Inc.                                 525        --               --         --             525     --         --
CGX Energy Inc                           140,280        --               --         --         140,280     --         --
Chaus Bernard                            298,200        --               --         --         298,200     --         --
Chief Consolidated Mining Co.            235,180        --               --         --         235,180     --         --
Cinch Energy                             630,000        --               --         --         630,000     --         --
Claude Resources Inc                   1,051,260        --               --         --       1,051,260     --         --
Coalcorp Mining Inc                      420,000        --               --         --         420,000     --         --
Coalcorp Mining Inc                      210,000        --               --         --         210,000     --         --
Comsys IT Partners Inc.                   38,417        --               --         --          38,417     --         --
Concord Camera Corp                      315,000        --               --         --         315,000     --         --
Courtside Acquistion                     168,000        --               --         --         168,000     --         --
Crystallex International Corp.           420,000        --               --         --         420,000     --         --
Cypress Semiconductor                      5,528        --               --         --           5,528     --         --
Defiant Resources Corp                   315,998        --               --         --         315,998     --         --
Del Glbl Technologies Corp.               49,788        --               --         --          49,788     --         --
Dual Exploration                          52,500        --               --         --          52,500     --         --
Dundee Precious Metals Inc               147,000        --               --         --         147,000     --         --
Dynatec Corp                             225,042        --               --         --         225,042     --         --
ECC Capital Corp                          86,480        --               --         --          86,480     --         --
ECHO Healthcare Acquisition               29,400        --               --         --          29,400     --         --
Empire Energy Corp.                       11,445        --               --         --          11,445     --         --
Endocare Inc.                            681,834        --               --         --         681,834     --         --
ESG Re Ltd.                              720,822        --               --         --         720,822     --         --
European Goldfields Ltd                  491,400        --               --         --         491,400     --         --
FNX Mining                                21,420        --               --         --          21,420     --         --
Fortress America Acq                     171,780        --               --         --         171,780     --         --
Gabriel Resources                        283,080        --               --         --         283,080     --         --
General Motors Corp.                      21,000        --               --         --          21,000     --         --
Graftech Int'l                            73,500        --               --         --          73,500     --         --
Grand Banks Energy Corp                      252        --               --         --             252     --         --
Heico Corp                                95,382        --               --         --          95,382     --         --
Highview Resources Ltd                   583,720        --               --         --         583,720     --         --
Highview Resources Ltd                   201,560        --               --         --         201,560     --         --
India Globalization Capital              147,000        --               --         --         147,000     --         --
Industrias Bachoco                        57,666        --               --         --          57,666     --         --
Israel Tech Acq.                          14,070        --               --         --          14,070     --         --
Juina Mining Corp                        210,000        --               --         --         210,000     --         --
Juniper Partners Acq                      45,990        --               --         --          45,990     --         --
Juniper Partners Acq - W warrant          22,995        --               --         --          22,995     --         --
Juniper Partners Acq - Z warrant          22,995        --               --         --          22,995     --         --
KBL Healthcare Acquisition                63,000        --               --         --          63,000     --         --
Kick Energy                              110,250        --               --         --         110,250     --         --
Kimber Resources Inc                     115,508        --               --         --         115,508     --         --
Liberty Homes Inc.                        18,480        --               --         --          18,480     --         --
Liberty Homes Inc.                         8,400        --               --         --           8,400     --         --

Limoneira Co                                 630        --               --         --             630     --         --
Lionore Mining Intl                       42,000        --               --         --          42,000     --         --
Loon Energy Inc                          960,000        --               --         --         960,000     --         --
M & F Worldwide Corp                     156,030        --               --         --         156,030     --         --
MAIR Holding Inc                         300,639        --               --         --         300,639     --         --
McRae Industries                           8,652        --               --         --           8,652     --         --
MDU Communication Int'l Inc                8,400        --               --         --           8,400     --         --
MDU Communication Int'l Inc            1,171,380        --               --         --       1,171,380     --         --
Mediterranean Minerals Corp               15,099        --               --         --          15,099     --         --
Metallica Resources Inc                   89,424        --               --         --          89,424     --         --
Molex Inc                                 37,716        --               --         --          37,716     --         --
Mutual Risk Mgmt Ltd.                  1,279,992        --               --         --       1,279,992     --         --
Next Inc.                                102,270        --               --         --         102,270     --         --
Oakmont Acquisition Corp                 126,000        --               --         --         126,000     --         --
Oakwood Homes                             21,504        --               --         --          21,504     --         --
Open Range Energy Corp                       800        --               --         --             800     --         --
Pacific Northwest Capital                142,975        --               --         --         142,975     --         --
Petrofalcon Corp                       1,005,826        --               --         --       1,005,826     --         --
Phoenix India Acquisition Co              30,030        --               --         --          30,030     --         --
Scpie Holding Inc                        158,004        --               --         --         158,004     --         --
Silk Road Resources                       68,800        --               --         --          68,800     --         --
Simon Worldwide Inc.                     126,000        --               --         --         126,000     --         --
St. Andrews Goldfields Ltd.              537,500        --               --         --         537,500     --         --
Starrett Co                               11,880        --               --         --          11,880     --         --
Streettracks Gold Trust                   29,400        --               --         --          29,400     --         --
Sunridge Gold Corp                        64,350        --               --         --          64,350     --         --
TAC Acquisition Corp                     336,000        --               --         --         336,000     --         --
Tag Oil Ltd                              129,000        --               --         --         129,000     --         --
Tahera Ltd.                               55,470        --               --         --          55,470     --         --
Tengasco Inc                           2,575,545        --               --         --       2,575,545     --         --
Terra Nova Acquisition Corp               31,500        --               --         --          31,500     --         --
Terra Nova Gold Corp                      17,640        --               --         --          17,640     --         --
Transworld Corp                          252,940        --               --         --         252,940     --         --
Truestar Petroleum Corp                  183,918        --               --         --         183,918     --         --
Tusk Energy Corp                         315,000        --               --         --         315,000     --         --
Verenex Energy                            42,000        --               --         --          42,000     --         --
West Energy Ltd                          150,500        --               --         --         150,500     --         --

                              ** TABLE COMPLETE **